CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	$ 91,069		$ 133,669
Restricted cash	19,666		6,800
Accounts receivable (net of allowance of US$206 and US$1,457 as of December 31, 2023 and 2024, respectively)	62,965		60,727
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2023 and 2024, respectively)	$ 2,663		$ 8,605
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories, net	$ 56,789		$ 84,887
Short-term investments (including available-for-sale debt securities measured at fair value of US$5,153 and US$997 as of December 31, 2023 and 2024, respectively)	997		5,153
Prepaid expenses and other current assets	17,415		16,891
Total current assets	251,564		316,732
Property, plant and equipment, net	6,898		8,929
Intangible assets, net	7,091		9,868
Long-term investments (including available-for-sale debt securities measured at fair value of US$23,536 and US$26,666 as of December 31, 2023 and 2024, respectively)	225,910		238,540
Deferred tax assets	17,465		32,401
Operating lease right-of-use assets	3,458		6,819
Goodwill	9,581		9,581
Amount due from related parties, non-current	2,019		2,951
Other non-current assets	4,607		9,698
Total assets	528,593		635,519
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of US$36,880 and US$48,653 as of December 31, 2023 and 2024, respectively)	51,077		37,286
Advance from customers and others of the consolidated VIEs without recourse to the Group	197		233
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of US$1,910 and US$1,587 as of December 31, 2023 and 2024,respectively)	$ 2,477	¥ 2,477	$ 3,475	¥ 3,475
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$32,679 and US$26,495 as of December 31, 2023 and 2024, respectively)	$ 37,576		$ 44,450
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of US$59 and US$69 as of December 31, 2023 and 2024, respectively)	508		986
Notes payable and others of the consolidated VIEs without recourse to the Group	61,679		66,991
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to the Group of US$1,690 and US$39,113 as of December 31, 2023 and 2024, respectively)	41,853		1,690
Total current liabilities	195,367		155,111
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of US$3,787 and US$3,015 as of December 31, 2023 and 2024, respectively)	3,117		4,169
Other non-current liabilities and others of the consolidated VIEs without recourse to the Group	133		270
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Group of US$76,762 and US$35,551 as of December 31, 2023 and 2024, respectively)	75,241		120,020
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs without recourse to the Group of US$167 and US$308 as of December 31, 2023 and 2024,respectively)	2,007		3,197
Total liabilities	275,865		282,767
Equity
Additional paid-in capital	278,116		273,386
Treasury shares	(14,993)		(12,874)
Accumulated retained earnings	28,618		104,351
Accumulated other comprehensive loss	(40,178)		(14,008)
Total Zepp Health Corporation shareholders' equity	251,589		350,881
Non-controlling interest	1,139		1,871
Total equity	252,728		352,752
Total liabilities and equity	528,593		635,519
Class A Ordinary Shares
Equity
Ordinary shares	13		13
Class B Ordinary Shares
Equity
Ordinary shares	$ 13		$ 13